CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Property, plant and equipment	$ 102,506	$ 72,342	$ 45,188	$ 45,188
Advance payments for property, plant and equipment	2,168	224	665
Right-of-use assets	38,283	39,542	27,790	27,790
Time deposits	4,705
Intangible assets	4,684	2,852	519
Other non-current assets	17,269	13,189	6,449
Total non-current assets	169,615	128,149	80,611
CURRENT ASSETS
Inventories	1,749	1,800	1,157
Trade receivables	50,410	75,000	30,000
Prepayments, other receivables and other assets	13,758	10,452	21,671
Financial assets measured at amortized cost	29,937
Lease receivables	94	619
Pledged deposits	1,444	384	256
Time deposits	163,520	50,000	75,559
Cash and cash equivalents	688,938	455,689	83,364	83,364	$ 210,166
Total current assets	949,850	593,944	212,007
Total assets	1,119,465	722,093	292,618
CURRENT LIABILITIES
Trade and notes payables	7,043	5,238	9,586
Other payables and accruals	123,558	99,787	70,854
Government grants	304	283
Lease liabilities	911	1,464	1,027
Tax payable	9,488	8,795	12,782
Warrant liability	87,900
Total current liabilities	229,204	115,567	94,249
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	120,462
Lease liabilities	1,593	1,909	5,058
Government grants	1,866	2,051
Deferred tax liabilities		4,241	41,988
Other non-current liabilities	396	554
Total non-current liabilities	124,317	8,755	47,046
Total liabilities	353,521	124,322	141,295
EQUITY
Share capital	31	27	20
Reserves	765,913	597,744	151,303	151,300
Total ordinary shareholders’ equity	765,944	597,771	151,323
Total equity	765,944	597,771	151,323	$ 151,323	$ 252,909
Total liabilities and equity	$ 1,119,465	$ 722,093	$ 292,618